Contract Balances	6 Months Ended
Jun. 30, 2021
Contract Balances [Abstract]
Contract balances
6.	Contract balances

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Accounts receivable	52,866	48,400
Less: Allowance for doubtful debts (i)	(25,853)	(19,106)
Accounts receivable, net	27,013	29,294
Contract assets	6,194	5,598
Deferred revenue
-current	341,934	331,719
-non-current	46,927	43,338
Financial liabilities from contracts with customers	384,561	330,148

(i) Changes in the allowance for doubtful accounts were as follows:

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

At the beginning of the year	1,751	25,853
Allowance made during the year	25,694	3,015
Write-off	(1,592)	(9,762)
At the end of the year	25,853	19,106

Significant changes in the balances of contract assets, deferred revenue and financial liabilities from contracts with customers are as follows.

(a) Contract assets

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

At the beginning of the year	7,824	6,194
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(4,985)
Contract assets recognized with the recognition of revenue during the year	5,754	4,389
At the end of the year	6,194	5,598

(b) Deferred revenue and financial liabilities from contracts with customers

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

At the beginning of the year	958,910	773,422
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(4,985)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(644,097)	(378,784)
Increase due to cash received, excluding amount recognized as revenue or refunded	465,993	315,552
At the end of the year	773,422	705,205

Reconciliation to the consolidated balance sheets

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Deferred revenue	388,861	375,057
Financial liabilities	384,561	330,148